General and Administrative Expenses - Schedule of general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Selling, General and Administrative Expense [Abstract]
Management fees, salaries and wages	$ 2,454	$ 767	$ 6,450	$ 2,500
Marketing	686	519	1,767	1,465
Office, administration and regulatory	1,690	1,571	5,206	3,651
Professional fees, advisory and consulting	3,617	1,707	8,574	3,772
Total	$ 8,447	$ 4,564	$ 21,997	$ 11,388